Schedule of Assets	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets
Description
of
investment
including
Identity
of
issue,
borrower,
maturity
date,
rate of
interest,
Current
(a) (b)
lessor or
similar party
(c)
collateral,
par or
maturity
value
(e) value
Common
collective
trust funds
Federated Hermes Capital Preservation Fund
2,785,871
Mutual funds
Allspring Special Mid Cap Value Fund R6
2,294,330
BlackRock Inflation Prted Bd Blackrock
K
1,400,474
BlackRock Liquidity FedFund Instl
3,924,227
BlackRock Mid-Cap Growth Equity K
1,244,624
Invesco Growth and Income Fund R6
4,069,051
MFS Massachusetts Investors Gr Stk R6
4,144,858
MFS Total Return Bond R6
2,861,092
MFS Total Return R6
2,517,114
T. Rowe Price Retirement 2010 Fund I
292,082
T. Rowe Price Retirement 2020 Fund I
6,051,749
T. Rowe Price Retirement 2030 Fund I
14,641,625
T. Rowe Price
Retirement 2040 Fund I
16,070,224
T. Rowe Price Retirement 2050 Fund I
10,455,081
T. Rowe Price
Retirement 2060 Fund I
4,241,753
Vanguard 500 Index Fund - Admiral
17,424,515
Vanguard Developed Markets Index Admiral
5,583,169
Vanguard Explorer Adm
3,036,398
Vanguard Mid Cap Index Adm
1,953,518
Vanguard Small Cap Index Fund - Admiral
2,054,941
Total
mutual
funds
104,260,825
Column
(d) not
applicable
for
participant
directed
investments.
See Report
of
the Independent
Registered Public
Accounting
Firm
Description
of
investment
including
Identity
of
issue,
borrower,
maturity
date,
rate of
interest,
Current
(a) (b)
lessor or
similar party
(c)
collateral,
par or
maturity
value
(e) value
Common stock
* Cal-Maine Foods, Inc. 1,896,794 shares of common stock,
$ 0.01
par value
$ 150,927,930
* Participant loans
Interest rates
from
3.25 % to 9.5 % with
maturity
dates
from
January
2026
through
March 2040
6,229,412
Total $ 264,204,038
* Party-in-interest
Column
(d) not
applicable
for
participant
directed
investments.
See Report
of
the Independent
Registered Public
Accounting
Firm